Statement of Investments

January 31, 2022 (unaudited)

Aberdeen Total Dynamic Dividend Fund

	Shares	Value
LONG-TERM INVESTMENTS (98.4%)
COMMON STOCKS (97.0%)
AUSTRALIA (0.5%)
Materials (0.5%)
Rio Tinto PLC, ADR	77,700	$5,547,780
BRAZIL (2.6%)
Industrials (1.7%)
CCR SA	7,875,038	19,279,391
Materials (0.9%)
Vale SA, ADR	703,000	10,671,540
Total Brazil		29,950,931
CANADA (2.4%)
Energy (1.4%)
Enbridge, Inc.(a)	392,100	16,574,067
Materials (1.0%)
Barrick Gold Corp.(a)	573,800	10,988,270
Total Canada		27,562,337
CHINA (3.3%)
Communication Services (1.2%)
Tencent Holdings Ltd.	220,200	13,798,233
Consumer Discretionary (0.0%)
JD.com, Inc., Class A(b)	10,485	397,396
Financials (1.1%)
Ping An Insurance Group Co. of China Ltd., H Shares	1,652,900	13,117,116
Real Estate (1.0%)
China Vanke Co. Ltd., H Shares	4,252,400	10,993,507
Total China		38,306,252
DENMARK (1.3%)
Financials (1.3%)
Tryg A/S	639,300	15,148,731
FINLAND (1.8%)
Financials (1.0%)
Nordea Bank Abp	993,200	11,796,913
Information Technology (0.8%)
Nokia OYJ(b)	1,531,806	9,135,115
Total Finland		20,932,028
FRANCE (5.6%)
Consumer Discretionary (1.0%)
LVMH Moet Hennessy Louis Vuitton SE	14,600	11,992,107

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

January 31, 2022 (unaudited)

Aberdeen Total Dynamic Dividend Fund

Consumer Staples (1.0%)
Danone SA	178,200	$11,110,960
Energy (1.3%)
TOTAL SE, ADR(a)	265,600	15,086,080
Health Care (1.3%)
Sanofi	137,397	14,366,506
Industrials (1.0%)
Alstom SA	345,498	11,200,950
Total France		63,756,603
GERMANY (4.5%)
Financials (1.1%)
Deutsche Boerse AG	72,900	12,958,149
Information Technology (1.1%)
Infineon Technologies AG	300,300	12,470,781
Materials (1.0%)
Linde PLC(b)	35,700	11,353,315
Utilities (1.3%)
RWE AG	343,400	14,485,390
Total Germany		51,267,635
HONG KONG (0.8%)
Financials (0.8%)
Hong Kong Exchanges & Clearing Ltd.	169,200	9,657,207
ITALY (1.1%)
Utilities (1.1%)
Enel SpA	1,552,700	11,950,507
JAPAN (2.0%)
Financials (0.9%)
Mitsubishi UFJ Financial Group, Inc.	1,722,400	10,439,948
Real Estate (1.1%)
GLP J-REIT	7,600	12,233,052
Total Japan		22,673,000
NETHERLANDS (2.2%)
Consumer Staples (1.2%)
Heineken NV	131,900	14,145,832
Information Technology (1.0%)
ASML Holding NV	16,800	11,378,547
Total Netherlands		25,524,379
NORWAY (1.2%)
Communication Services (1.2%)
Telenor ASA	838,026	13,849,666

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

January 31, 2022 (unaudited)

Aberdeen Total Dynamic Dividend Fund

SINGAPORE (1.2%)
Financials (1.2%)
Oversea-Chinese Banking Corp. Ltd.	1,426,971	$13,282,621
SOUTH KOREA (1.1%)
Materials (1.1%)
LG Chem Ltd.	23,200	12,436,599
SPAIN (2.1%)
Communication Services (0.9%)
Cellnex Telecom SA(c)	241,800	10,964,563
Industrials (1.2%)
Ferrovial SA	486,723	13,525,330
Total Spain		24,489,893
SWEDEN (0.5%)
Industrials (0.5%)
Atlas Copco AB, A Shares	101,100	5,983,709
SWITZERLAND (3.8%)
Consumer Staples (1.1%)
Nestle SA	100,300	12,952,570
Financials (1.4%)
Zurich Insurance Group AG	32,600	15,592,848
Health Care (1.3%)
Roche Holding AG	38,000	14,705,968
Total Switzerland		43,251,386
TAIWAN (1.5%)
Information Technology (1.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	752,000	17,387,734
UNITED KINGDOM (4.1%)
Communication Services (1.3%)
Vodafone Group PLC, ADR	877,600	15,366,776
Consumer Staples (0.5%)
Unilever PLC	110,400	5,638,929
Energy (0.1%)
Capricorn Energy PLC(b)	444,855	1,240,276
Health Care (1.3%)
AstraZeneca PLC, ADR	252,200	14,680,562
Industrials (0.9%)
Melrose Industries PLC	4,873,410	9,927,213
Total United Kingdom		46,853,756
UNITED STATES (53.4%)
Communication Services (2.1%)
Alphabet, Inc., Class C(a)(b)	7,950	21,576,062

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

January 31, 2022 (unaudited)

Aberdeen Total Dynamic Dividend Fund

Cineworld Group PLC(b)	3,865,000	$2,076,553
		23,652,615
Consumer Discretionary (8.1%)
Aptiv PLC(a)(b)	91,100	12,442,438
Genuine Parts Co.	102,500	13,656,075
Hanesbrands, Inc.	545,700	8,785,770
Las Vegas Sands Corp.(b)	294,500	12,899,100
Lowe's Cos., Inc.(a)	68,000	16,139,800
Target Corp.(a)	67,300	14,834,939
TJX Cos., Inc. (The)(a)	202,600	14,581,122
		93,339,244
Consumer Staples (3.6%)
Coca-Cola Co. (The)	264,800	16,155,448
Kraft Heinz Co. (The)(a)	278,300	9,963,140
Mondelez International, Inc., Class A(a)	227,500	15,249,325
		41,367,913
Energy (1.3%)
Williams Cos., Inc. (The)	512,300	15,338,262
Financials (6.9%)
Bank of America Corp.(a)	338,800	15,632,232
Blackstone, Inc., Class A	110,000	14,516,700
Goldman Sachs Group, Inc. (The)	34,800	12,342,864
Huntington Bancshares, Inc.(a)	820,200	12,352,212
Intercontinental Exchange, Inc.	104,000	13,172,640
JPMorgan Chase & Co.	77,300	11,486,780
		79,503,428
Health Care (8.0%)
AbbVie, Inc.	137,704	18,850,300
Baxter International, Inc.	157,300	13,439,712
Bristol-Myers Squibb Co.(a)	255,400	16,572,906
CVS Health Corp.	55,800	5,943,258
Eli Lilly & Co.	53,100	13,030,209
Medtronic PLC(a)	118,900	12,304,961
UnitedHealth Group, Inc.(a)	24,900	11,766,993
		91,908,339
Industrials (4.2%)
FedEx Corp.(a)	54,600	13,423,956
Norfolk Southern Corp.(a)	39,400	10,716,406
Schneider Electric SE	80,800	13,687,141
Stanley Black & Decker, Inc.	61,200	10,688,580
		48,516,083
Information Technology (12.6%)
Analog Devices, Inc.	68,600	11,248,342
Apple, Inc.(a)	230,900	40,356,702
Avast PLC(c)	1,566,200	12,916,332
Broadcom, Inc.(a)	36,500	21,384,620
Cisco Systems, Inc.(a)	245,300	13,655,851
Fidelity National Information Services, Inc.	141,700	16,992,664

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

January 31, 2022 (unaudited)

Aberdeen Total Dynamic Dividend Fund

Microsoft Corp.(a)	87,700	$27,272,946
		143,827,457
Materials (0.5%)
Air Products and Chemicals, Inc.	19,300	5,444,916
Real Estate (1.8%)
American Tower Corp., REIT	40,800	10,261,200
Gaming and Leisure Properties, Inc., REIT	233,900	10,567,602
		20,828,802
Utilities (4.3%)
Clearway Energy, Inc., Class C(a)	300,000	10,104,000
CMS Energy Corp.(a)	201,500	12,972,570
FirstEnergy Corp.(a)	272,200	11,421,512
NextEra Energy, Inc.(a)	185,000	14,452,200
		48,950,282
Total United States		612,677,341
Total Common Stocks		1,112,490,095
PREFERRED STOCKS (1.4%)
SOUTH KOREA (1.4%)
Information Technology (1.4%)
Samsung Electronics Co. Ltd.	288,800	16,244,208
Total Preferred Stocks		16,244,208
Total Long-Term Investments—98.4% (cost $845,671,561)		1,128,734,303
SHORT-TERM INVESTMENT—1.5%
UNITED STATES (1.5%)
16,986,168	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(d)	16,986,168
	Total Short-Term Investment—1.5% (cost $16,986,168)	16,986,168
	Total Investments—99.9% (cost $862,657,729)	1,145,720,471
	Other Assets in Excess of Liabilities—0.1%	1,063,782
	Net Assets—100.0%	$1,146,784,253

(a)	All or a portion of the security has been designated as collateral for the line of credit.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2022.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Portfolio of Investments.

Statement of Investments (concluded)

January 31, 2022 (unaudited)

Aberdeen Total Dynamic Dividend Fund

At January 31, 2022, the Fund's open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation
United States Dollar/Euro
04/12/2022	Royal Bank of Canada	USD	27,779,791	EUR	24,500,000	$27,570,037	$209,754

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

January 31, 2022

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Total Dynamic Dividend Fund